Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 5,648.1	$ 5,922.3
Weighted average interest rate (as a percent)	7.80%	8.10%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,096.5	$ 1,321.7
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,560.3	2,581.0
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,991.3	$ 2,019.6